Nature of operations and reorganization - Major subsidiaries and VIEs (Details)	12 Months Ended
Dec. 31, 2020
Jianpu (Hong Kong) Limited
Nature of operations and reorganization
Percentage of direct or Indirect economic interest	100.00%
Beijing Rongqiniu Information Technology Co., Ltd.
Nature of operations and reorganization
Percentage of direct or Indirect economic interest	100.00%
Databook Tech Ltd.(Databook Tech Ltd. and its subsidiaries and VIE collectively refer to "Databook")
Nature of operations and reorganization
Percentage of direct or Indirect economic interest	74.61%
Databook (HK) Limited
Nature of operations and reorganization
Percentage of direct or Indirect economic interest	74.61%
Hangzhou Magnet Technology Co Ltd
Nature of operations and reorganization
Percentage of direct or Indirect economic interest	74.61%
Beijing Rongsanliuling Information Technology Co., Ltd
Nature of operations and reorganization
Percentage of direct or Indirect economic interest	100.00%
CC Information Limited
Nature of operations and reorganization
Percentage of direct or Indirect economic interest	55.00%
Shanghai Chengjian Information Technology Co., Ltd.
Nature of operations and reorganization
Percentage of direct or Indirect economic interest	100.00%
Newsky Wisdom Treasure (Beijing) Co., Ltd. ("Newsky Wisdom")
Nature of operations and reorganization
Percentage of direct or Indirect economic interest	50.50%
Beijing Rongdiandian Information Technology Co., Ltd. | Consolidated variable interest entity ("VIE")
Nature of operations and reorganization
Percentage of direct or Indirect economic interest in VIEs	100.00%
Hangzhou Scorpion Technology Co., Ltd. | Consolidated variable interest entity ("VIE")
Nature of operations and reorganization
Percentage of direct or Indirect economic interest in VIEs	74.61%
KTN | Consolidated variable interest entity ("VIE")
Nature of operations and reorganization
Percentage of direct or Indirect economic interest in VIEs	100.00%
Beijing Guangkezhixun Information Technology Co., Ltd. | Consolidated variable interest entity ("VIE")
Nature of operations and reorganization
Percentage of direct or Indirect economic interest in VIEs	100.00%
Shanghai Anguo Insurance Brokers Ltd. | Consolidated variable interest entity ("VIE")
Nature of operations and reorganization
Percentage of direct or Indirect economic interest in VIEs	100.00%